Going Concern Analysis (Details) - USD ($)				9 Months Ended		12 Months Ended
	Sep. 15, 2023	Apr. 17, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Jul. 11, 2023	Jun. 29, 2023	Apr. 18, 2023
Going Concern Analysis (Details) [Line Items]
Net loss cash flow from operating activities						$ 27,649,876
Interest paid				$ 15,267,550		22,049,040
Cash balance				1,651,354		2,768,640	$ 7,872,061		$ 1,000		$ 10,000,000
Future funds						51,500,000
Net loss				(21,412,626)	$ (19,466,710)	$ (27,649,876)	$ (46,371,364)
Selling amount				$ 4,800,000
Market value of resgitering shares		$ 75,000,000
Minimum amount in stockholders’ equity			$ 35,000,000
Net income from continuing operations			500,000
Price per share (in Dollars per share)										$ 1
Management [Member]
Going Concern Analysis (Details) [Line Items]
Minimum amount in stockholders’ equity			$ 2,500,000
Price per share (in Dollars per share)								$ 1
Stock issued (in Shares)	500,000